UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported) February 4, 2019

Commission File Number of securitizer: 021-146694

Central Index Key Number of securitizer: 0001499542

Patrick Rosenthal, (212) 702-1266

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

KGS Holdings, L.P.

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

On September 1, 2018, KGS Holdings, L.P. (Central Index Key Number 0001499542) and the following affiliated entities: (i) KGS-Alpha RECM WH I, LLC (no Central Index Key Number), (ii) KGS-Alpha Real Estate Capital Markets, LLC (no Central Index Key Number) and (iii) KGS-Alpha Asset Acquisition, LLC (Central Index Key Number: 0001555154), were acquired by subsidiaries of the Bank of Montreal (the “Acquisition”). Immediately after the Acquisition, KGS Holdings, L.P. merged with and into Brunello Purchaser LLC (Central Index Key Number 0001765483), with Brunello Purchaser LLC as the surviving entity. Brunello Purchaser LLC is a wholly-owned subsidiary of the Bank of Montreal. Brunello Purchaser LLC, as the successor in interest to KGS Holdings, L.P., will continue to file this Form ABS-15G in respect of the commercial mortgage backed securities asset class sponsored by KGS Holdings, L.P., directly or indirectly, for itself and the asset-backed securities issued or sold by the following affiliated entities: (i) KGS-Alpha RECM WH I, LLC (no Central Index Key Number) and (ii) KGS-Alpha Real Estate Capital Markets, LLC (no Central Index Key Number) until its and its affiliated entities reporting obligations pursuant to Rule 15Ga-1 have terminated. Please note that affiliated entity, KGS-Alpha Asset Acquisition, LLC (Central Index Key Number: 0001555154), will continue to file a separate Form ABS-15G in respect of asset-backed securities in a different asset class.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

KGS Holdings, L.P.		(Securitizer, Depositor or Underwriter)

Date	February 4, 2019

/s/ Igor Smolyanskiy		(Signature)*
Igor Smolyanskiy, Chief Administrative Officer
* Print name and title of the signing officer under his signature.